Average Annual Total Returns - DWS Global High Income Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 13, 2005	0.41%	6.47%	5.75%	(1.45%)	4.27%	3.29%	0.08%	3.95%	3.33%	Jun. 05, 2017	2.67%	6.91%	5.95%	May 13, 2005	4.37%	6.66%	5.45%	Mar. 16, 1998	5.42%	7.76%	6.56%	May 13, 2005	5.35%	7.70%	6.46%	6.48%	8.47%	7.08%